Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

(in thousands)

Valuation allowance for Doubtful Accounts	Balance at beginning of period	Additions / Charges	Deductions(1)	Balance at end of period
Year ended September 30, 2010
Valuation allowance for doubtful accounts	$—	$—	$—	$—
Year ended September 30, 2011
Valuation allowance for doubtful accounts	—	24	—	24
Year ended September 30, 2011
Valuation allowance for doubtful accounts	24	59	(24)	59
(1)
Write-offs, net of recoveries